ABS-EE

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207340-01

Central Index Key Number of Issuing entity: 0001706060

UBS Commercial Mortgage Trust 2017-C1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207340

Central Index Key Number of depositor: 0001532799

UBS Commercial Mortgage Securitization Corp.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001592182

Rialto Mortgage Finance, LLC

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256

Natixis Real Estate Capital LLC

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001238163

Société Générale, New York Branch

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548567

CIBC Inc.

(Exact name of Sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp. (Depositor)

/s/ Nicholas Galeone Nicholas Galeone, Executive Director Dated: June 21, 2018

/s/ David Schell David Schell, Executive Director Dated: June 20, 2018

EXHIBIT INDEX Exhibit Number EX 102 EX 103	Description Asset Data File Asset Related Document